Life business contractual service margin run-off (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	£ (4,194)	£ (3,999)
Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(313)	(289)
Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(295)	(269)
Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(278)	(253)
Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(260)	(238)
Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(229)	(222)
5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(931)	(928)
Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,888)	(1,800)
Insurance and participating investment contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(4,415)	(4,210)
Insurance and participating investment contracts | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(333)	(305)
Insurance and participating investment contracts | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(312)	(284)
Insurance and participating investment contracts | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(293)	(266)
Insurance and participating investment contracts | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(274)	(250)
Insurance and participating investment contracts | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(242)	(234)
Insurance and participating investment contracts | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(979)	(975)
Insurance and participating investment contracts | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,982)	(1,896)
Annuities
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,514)	(1,306)
Annuities | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(106)	(91)
Annuities | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(99)	(85)
Annuities | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(92)	(79)
Annuities | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(87)	(75)
Annuities | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(82)	(71)
Annuities | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(340)	(297)
Annuities | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(708)	(608)
Pensions and investments
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,443)	(2,402)
Pensions and investments | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(186)	(173)
Pensions and investments | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(176)	(162)
Pensions and investments | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(168)	(153)
Pensions and investments | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(157)	(143)
Pensions and investments | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(133)	(134)
Pensions and investments | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(535)	(564)
Pensions and investments | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,088)	(1,073)
Protection and other
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(458)	(502)
Protection and other | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(41)	(41)
Protection and other | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(37)	(37)
Protection and other | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(33)	(34)
Protection and other | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(30)	(32)
Protection and other | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(27)	(29)
Protection and other | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(104)	(114)
Protection and other | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(186)	(215)
Reinsurance contract liabilities
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	221	211
Reinsurance contract liabilities | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	20	16
Reinsurance contract liabilities | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	17	15
Reinsurance contract liabilities | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	15	13
Reinsurance contract liabilities | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	14	12
Reinsurance contract liabilities | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	13	12
Reinsurance contract liabilities | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	48	47
Reinsurance contract liabilities | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	£ 94	£ 96